This SAI supplement supersedes and replaces the Trust's SAI supplement dated May 24, 2012, July 29, 2012, December 17, 2012, and December 28, 2012.

As of December 17, 2012, any reference made to 500 Boylston Street, Boston, MA 02116 is restated as the following: 111 Huntington Avenue, Boston, MA 02199.

Effective May 24, 2012, Appendix C - Share Ownership is restated in its entirety as follows:

APPENDIX C - SHARE OWNERSHIP

Ownership By Trustees and Officers

As of March 31, 2012, the Trustees and officers of the Trust as a group owned less than 1% of any class of each Fund's shares. The Board of Trustees has adopted a policy requiring that each Non-Interested Trustee shall have invested on an aggregate basis, within two years of membership on the Board of Trustees, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the funds in the MFS Family of Funds.

The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and, on an aggregate basis, in the funds in the MFS Family of Funds, as of December 31, 2011.

The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. Over $100,000

Name of Trustee                                           Dollar Range of Equity Securities in the Funds
N/A(1)                                                                N

(1)Because the funds serve as underlying investment vehicles for variable annuity and life contracts, the Trustees are not eligible to invest directly in the funds. Therefore, no Trustee owned shares of a fund.  Aggregate dollar range of equity securities in all MFS Funds overseen by each Trustee is D for all Trustees.

25% or Greater Ownership

The following table identifies those investors who own beneficially 25% or more of a Fund's voting shares as of March 31, 2012. Shareholders who own beneficially 25% or more of a Fund's shares may have a significant impact on any shareholder vote of the Fund.

MFS CORE EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	37.11%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS GLOBAL EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	55.29%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS HIGH INCOME SERIES

HARTFORD LIFE & ANNUITY INSURANCE	67.84%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	25.99%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS INVESTORS GROWTH STOCK SERIES

IDS LIFE INSURANCE COMPANY	29.15%
RAVA-1MG-AMERICAN EXPRESS
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0001

MFS INVESTORS TRUST SERIES

HARTFORD LIFE & ANNUITY INSURANCE	51.01%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS MID CAP GROWTH SERIES

HARTFORD LIFE & ANNUITY INS CO	55.09%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS NEW DISCOVERY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	31.15%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS RESEARCH BOND SERIES

HARTFORD LIFE & ANNUITY	43.24%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PROTECTIVE VARIABLE ANNUITY	38.40%
PO BOX 2606
BIRMINGHAM AL 35202-2606

MFS RESEARCH INTERNATIONAL SERIES

HARTFORD LIFE & ANNUITY	34.72%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS STRATEGIC INCOME SERIES

AMERITAS LIFE INSURANCE CORP	41.45%
5900 O ST
LINCOLN NE 68510-2234

KANSAS CITY LIFE INSURANCE COMPANY	25.27%
PO BOX 219139
KANSAS CITY MO 64121-9139

MFS TOTAL RETURN SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	42.07%
SEPARATE ACCOUNT SEVEN
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS UTILITIES SERIES

THE LINCOLN NATIONAL LIFE INS CO	44.04%
LINCOLN FINANCIAL GROUP
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

MFS VALUE SERIES

NATIONWIDE LIFE INS CO (NWVAII)	32.58%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

HARTFORD LIFE & ANNUITY	29.71%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

5% or Greater Ownership of Share Class

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund's outstanding shares as of March 31, 2012. All holdings are beneficially owned unless otherwise indicated.

MFS CORE EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	39.42% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

UNITED OF OMAHA LIFE INSURANCE COMPANY	15.03% OF INITIAL CLASS
ATTN PRODUCT ACCOUNTING
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000

HARTFORD LIFE INSURANCE COMPANY	16.01% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

AMERICAN FRANKLIN LIFE INSURANCE CO	11.29% OF INITIAL CLASS
C/O AMERICAN GENERAL LIFE INSUR CO
ATTN DEBBIE KERAI
PO BOX 1591
HOUSTON TX 77251-1591

LINCOLN LIFE ACCOUNT M, LVUL-DB	7.86 INITIAL CLASS
LINCOLN LIFE MUT FD ADMN AREA 6H-02	68.26% OF SERVICE CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

AMERICAN GENERAL LIFE INS CO	5.83% OF INITIAL CLASS
2929 ALLEN PARKWAY STE A6-20
HOUSTON TX 77019-7117

GUARDIAN INSURANCE & ANNUITY CO INC	23.09% OF SERVICE CLASS
ATTN PAUL IANNELLI 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

UNITED OF OMAHA LIFE INSURANCE COMPANY	6.17% OF SERVICE CLASS
ATTN PRODUCT ACCOUNTING
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000

MFS GLOBAL EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO.	59.90% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	17.02% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PARAGON LIFE INSUR	16.66% OF INITIAL CLASS
13045 TESSON FERRY RD #A2-10
SAINT LOUIS MO 63128-3407

SEPARATE ACCOUNT 65 OF EQUITABLE	65.40% OF SERVICE CLASS
LIFE ASSURANCE SOCIETY OF THE US
1290 AVENUE OF THE AMERICAS
NEW YORK NY 10104-0101

PRINCIPAL LIFE INSURANCE CO	32.20% OF SERVICE CLASS
711 HIGH STREET G-012-S41
DES MOINES IA 50392-9992

MFS GROWTH SERIES

PRUCO LIFE OF ARIZONA	18.59% OF INITIAL CLASS
FLEXIBLE PREMIUM VAR ANNUITY ACCT
ATTN KATHY MCCLUNN SEP A/C IIG
213 WASHINGTON ST FL 7
NEWARK NJ 07102-2917

MERRILL LYNCH LIFE INSURANCE CO	14.75% OF INITIAL CLASS
4333 EDGEWOOD RD NE
MS 4410
CEDAR RAPIDS IA 52499-0001

HARTFORD LIFE & ANNUITY INSURANCE	13.16% OF INITIAL CLASS
ATTN UIT OPERATIONS	9.61% OF SERVICE CLASS
PO BOX 2999
HARTFORD CT 06104-2999

UNION CENTRAL LIFE INSURANCE COMPANY	6.89% OF INITIAL CLASS
GROUP ANNUITY MUTUAL FUNDS - STATION 3
1876 WAYCROSS ROAD
CINCINNATI OH 45240-2899

LINCOLN LIFE ACCOUNT M, LVUL-DB	8.06% OF INITIAL CLASS
LINCOLN LIFE MUT FD ADMN AREA 6H-02	30.77% OF SERVICE CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

PROTECTIVE VARIABLE ANNUITY	15.22% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

NATIONWIDE LIFE INS CO (NWPP)	31.81% OF SERVICE CLASS
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

PRINCIPAL LIFE INSURANCE CO	7.85% OF SERVICE CLASS
711 HIGH STREET G-012-S41
DES MOINES IA 50392-9992

GUARDIAN INSURANCE & ANNUITY CO	5.02% OF SERVICE CLASS
ATTN PAUL IANNELLI/EQUITY ACTG 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

MFS HIGH INCOME SERIES

HARTFORD LIFE & ANNUITY INSURANCE	69.26% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	26.53% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

LINCOLN BENEFIT LIFE	96.24% SERVICE CLASS
ALLSTATE LIFE INSURANCE CO
ATTN ACCOUNTING COE
544 LAKEVIEW PARKWAY
VERNON HILLS IL 60061-1826

MFS INVESTORS GROWTH STOCK SERIES

HARTFORD LIFE & ANNUITY INSURANCE	68.82% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	15.09% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PROTECTIVE VARIABLE ANNUITY	6.22% OF INITIAL CLASS
PO BOX 2606	22.86% OF SERVICE CLASS
BIRMINGHAM AL 35202-2606

NATIONWIDE LIFE INS CO (NWVLI4)	6.23% OF INITIAL CLASS
PO BOX 182029
COLUMBUS OH 43218-2029

IDS LIFE INSURANCE COMPANY	38.09% OF SERVICE CLASS
RAVA-1MG-AMERICAN EXPRESS
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0001

MINNESOTA LIFE	15.02% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

MFS INVESTORS TRUST SERIES

HARTFORD LIFE & ANNUITY INSURANCE	59.75% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	21.80% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PROTECTIVE VARIABLE ANNUITY	50.64% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)	13.65% OF SERVICE CLASS
ATTN ASHESH UPADHYAY
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

GE LIFE ANNUITY ASSURANCE COMPANY	9.26% OF SERVICE CLASS
ATTN VARIABLE ACCOUNTING
6610 W BROAD ST
BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

AXA EQUITABLE LIFE INSURANCE CO	7.85% OF SERVICE CLASS
1290 AVENUE OF THE AMERICAS
NEW YORK NY 10104-1472

SUN LIFE ASSURANCE CO CANADA (US)	5.75% OF SERVICE CLASS
PO BOX 9134
WELLESLEY HLS MA 02481-9134

MFS MID CAP GROWTH SERIES

HARTFORD LIFE & ANNUITY INS CO	75.24% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	24.71% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

OHIO NATIONAL LIFE INSURANCE CO	76.23% OF SERVICE CLASS
FBO SEPARATE ACCOUNTS
1 FINANCIAL WAY
CINCINNATI OH 45242-5851

NATIONWIDE LIFE INS CO	9.13% OF SERVICE CLASS
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

ALLMERICA FINANCIAL INSURANCE AND ANNUITY COMPANY	6.88% OF SERVICE CLASS
PRODUCT VALUATION
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

MINNESOTA LIFE	5.28% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

MFS NEW DISCOVERY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	59.35% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	20.45% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

IDS LIFE INSURANCE COMPANY	22.98% OF SERVICE CLASS
RAVA-1MD-AMERICAN EXPRESS
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0001

AUSA LIFE INSURANCE CO	22.20% OF SERVICE CLASS
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

PROTECTIVE VARIABLE ANNUITY	20.26% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

TRANSAMERICA LANDMARK VAR ANNUITY	12.61% OF SERVICE CLASS
ATTN: FMG ACCOUNTING MS 4410
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

GE LIFE ANNUITY ASSURANCE COMPANY	7.17% OF SERVICE CLASS
ATTN VARIABLE ACCOUNTING
6610 W BROAD ST BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

OHIO NATIONAL LIFE INSURANCE CO	5.70% OF SERVICE CLASS
1 FINANCIAL WAY
CINCINNATI OH 45242-5851

MINNESOTA LIFE	5.29% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

MFS RESEARCH BOND SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO.	72.78% OF INITIAL CLASS
ATTN UIT OPERATIONS	49.75% OF SERVICE CLASS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INS CO	19.69% OF INITIAL ACCOUNT
ATTN UIT OPERATIONS	5.02% OF SERVICE ACCOUNT
PO BOX 2999
HARTFORD CT 06104-2999

KANSAS CITY LIFE INSURANCE COMPANY	5.17% OF INITIAL CLASS
ATTN: DEBRA KARR
PO BOX 219139
KANSAS CITY MO 64121-9139

PROTECTIVE VARIABLE ANNUITY	28.14% OF SERVICE CLASS
PO BOX 2606
BIRMINGHAM AL 35202-2606

TRANSAMERICA LIFE INSURANCE CO	8.84% OF SERVICE CLASS
4333 EDGEWOOD RD NE
ATTN: FMG ACCOUNTING MS 4410
CEDAR RAPIDS IA 52499-0001

GUARDIAN INSURANCE & ANNUITY CO	8.22% OF SERVICE CLASS
ATTN PAUL IANNELLI/EQUITY ACTG 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

MFS RESEARCH INTERNATIONAL SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	46.01% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

AMERITAS LIFE INSURANCE CORP	28.59% OF INITIAL CLASS
5900 O ST
LINCOLN NE 68510-2234

HARTFORD LIFE INS CO SEPARATE ACCOUNT	21.41% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

SECURITY BENEFIT LIFE INSURANCE CO	87.94% OF SERVICE CLASS
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

PRINCIPAL LIFE INSURANCE CO	6.38% OF SERVICE CLASS
711 HIGH STREET G-012-S41
DES MOINES IA 50392-9992

MFS RESEARCH SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	20.52% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PRUCO LIFE OF ARIZONA	10.55% OF INITIAL CLASS
ATTN KATHY MCCLUNN SEP A/C IIG
213 WASHINGTON ST FL 7
NEWARK NJ 07102-2917

PROTECTIVE VARIABLE ANNUITY	8.10% OF INITIAL CLASS
PO BOX 2606	17.19% OF SERVICE CLASS
BIRMINGHAM AL 35202-2606

THE LINCOLN NATIONAL LIFE INS CO	8.06% OF INITIAL CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

NEW YORK LIFE INSURANCE AND ANNUITY	7.86% OF INITIAL CLASS
CORPORATION (NYLIAC)	69.88% OF SERVICE CLASS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

TRANSAMERICA LIFE INSURANCE CO	6.93% OF SERVICE CLASS
ATTN: FMG ACCOUNTING MD 4410
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

KANSAS CITY LIFE INSURANCE COMPANY	6.82% OF INITIAL CLASS
ATTN: DEBRA KARR
PO BOX 219139
KANSAS CITY MO 64121-9139

MFS STRATEGIC INCOME SERIES

AMERITAS LIFE INSURANCE CORP	51.23% OF INITIAL CLASS
5900 O ST
LINCOLN NE 68510-2234

KANSAS CITY LIFE INSURANCE COMPANY	31.24% OF INITIAL CLASS
ATTN: DEBRA KARR
PO BOX 219139
KANSAS CITY MO 64121-9139

UNITED OF OMAHA LIFE INSURANCE COMPANY	7.34% OF INITIAL CLASS
ATTN PRODUCT ACCOUNTING
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000

CUNA MUTUAL	5.51% OF INITIAL CLASS
ATTN B & C VICKI FOELSKE
2000 HERITAGE WAY
WAVERLY IA 50677-9208

GUARDIAN INSURANCE & ANNUITY CO	92.33% OF SERVICE CLASS
3900 BURGESS PLACE
BETHLEHEM PA 18017-9097

GE CAPITAL LIFE ASSURANCE CO OF NY	5.92% OF SERVICE CLASS
ATTN VARIABLE ACCOUNTING
6610 W BROAD ST BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

MFS TOTAL RETURN SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	60.94% OF INITIAL CLASS
SEPARATE ACCOUNT SEVEN	8.10% OF SERVICE CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	21.83% OF INTIAL CLASS
SEPARATE ACCOUNT SEVEN
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

LINCOLN LIFE	33.63% OF SERVICE CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

TRANSAMERICA LIFE INSURANCE CO	10.72% OF SERVICE CLASS
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

PROTECTIVE VARIABLE ANNUITY	9.63% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

GE LIFE ANNUITY ASSURANCE COMPANY	7.80% OF SERVICE CLASS
6610 W BROAD ST
BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

OHIO NATIONAL LIFE INSURANCE CO	7.72% OF SERVICE CLASS
1 FINANCIAL WAY
CINCINNATI OH 45242-5851

SECURITY BENEFIT LIFE INSURANCE CO	5.40% OF SERVICE CLASS
C/O VARIABLE ANNUITY DEPT
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

MFS UTILITIES SERIES

THE LINCOLN NATIONAL LIFE INS CO	67.69% OF INITIAL ACCOUNT
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

AMERITAS LIFE INSURANCE CORP	8.64% OF INITIAL CLASS
5900 O ST
LINCOLN NE 68510-2234

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)	6.59% OF INITIAL CLASS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

IDS LIFE INSURANCE COMPANY	35.72% OF SERVICE CLASS
RAVA SELECT 4UT
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0002

LINCOLN LIFE ACCOUNT M, LVUL-DB	28.46% OF SERVICE CLASS
LINCOLN LIFE MUT FD ADMN AREA 6H-02
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

GUARDIAN INSURANCE & ANNUITY CO INC	5.99% OF SERVICE CLASS
ATTN PAUL IANNELLI 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

AXA EQUITABLE LIFE INSURANCE CO	5.74% OF SERVICE CLASS
1290 AVENUE OF THE AMERICAS
NEW YORK NY 10104-1472

SECURITY BENEFIT LIFE INSURANCE CO	5.31% OF SERVICE CLASS
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

MFS VALUE SERIES

HARTFORD LIFE & ANNUITY	62.68% OF INITIAL CLASS
ATTN UIT OPERATIONS	16.01% OF SERVICE CLASS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE	18.44% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)	5.53% OF INITIAL CLASS
ATTN ASHESH UPADHYAY
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

PRUDENTIAL TOLI ALABAMA POWER	5.17% OF INITIAL CLASS
290 W MOUNT PLEASANT AVE
LIVINGSTON NJ 07039-2729

NATIONWIDE LIFE INS CO	44.15% OF SERVICE CLASS
PO BOX 182029
COLUMBUS OH 43218-2029

PROTECTIVE VARIABLE ANNUITY	21.60% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

MINNESOTA LIFE	12.76% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

Effective February 1, 2013, Appendix E entitled “Proxy Voting Policies and Procedures” is restated in its entirety as follows:

APPENDIX E - PROXY VOTING POLICIES AND PROCEDURES

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

February 1, 2013

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, McLean Budden Limited and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”).  References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.           Voting Guidelines;

B.           Administrative Procedures;

C           Records Retention; and

D. Reports.

A.           VOTING GUIDELINES

1.           General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies.  Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings.  However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal.  Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal.  In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account.  From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients.  These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients.  If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients.  The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

2.           MFS’ Policy on Specific Issues

Election of Directors

MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) consist entirely of “independent” directors.  While MFS generally supports the board’s nominees in uncontested or non-contentious elections, we will not support a nominee to a board of a U.S. issuer (or issuer listed on a U.S. exchange) if, as a result of such nominee being elected to the board, the board would consist of a simple majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the compensation or nominating committee) or audit committees would include members who are not “independent.”

MFS will also not support a nominee to a board if we can determine that he or she attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other company communications.  In addition, MFS may not support some or all nominees standing for re-election to a board if we can determine: (1) the board or its compensation committee has re-priced or exchanged underwater stock options since the last annual meeting of shareholders and without shareholder approval; (2) the board or relevant committee has not taken adequately responsive action to an issue that received majority support or opposition from  shareholders; (3) the board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting's agenda, (including those related to net-operating loss carryforwards); or (4) there are governance concerns with a director or issuer.

MFS may not support certain board nominees of U.S. issuers under certain circumstances where MFS deems compensation to be egregious due to pay-for-performance issues and/or poor pay practices. Please see the section below titled “MFS’ Policy on Specific Issues - Advisory Votes on Executive Compensation” for further details.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of all nominees, and an evaluation of what each side is offering shareholders.

Majority Voting and Director Elections

MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).

Classified Boards

MFS generally supports proposals to declassify a board (i.e.; a board in which only one-third of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

Proxy Access

MFS believes that the ability of qualifying shareholders to nominate a certain number of directors on the company's proxy statement ("Proxy Access") may have corporate governance benefits. However, such potential benefits must be balanced by its potential misuse by shareholders. Therefore, we support Proxy Access proposals at U.S. issuers that establish an ownership criteria of 3% of the company held continuously for a period of 3 years. MFS analyzes all other proposals seeking Proxy Access on a case-by-case basis.  In its analysis, MFS will consider the proposed ownership criteria for qualifying shareholders (such as ownership threshold and holding period) as well as the proponent's rationale for seeking Proxy Access.

Stock Plans

MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or that could result in excessive dilution to other shareholders.  As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.  However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year. In the cases where a stock plan amendment is seeking qualitative changes and not additional shares, MFS will vote its shares on a case-by-case basis.

MFS also opposes stock option programs that allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval.  MFS also votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted. MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

Shareholder Proposals on Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives.  However, MFS also recognizes that certain executive compensation practices can be “excessive” and not in the best, long-term economic interest of a company’s shareholders. We believe that the election of an issuer’s board of directors (as outlined above), votes on stock plans (as outlined above) and advisory votes on pay (as outlined below) are typically the most effective mechanisms to express our view on a company’s compensation practices.

MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain some flexibility to determine the appropriate pay package for executives.  Although we support linking executive stock option grants to a company’s performance, MFS also opposes shareholder proposals that mandate a link of performance-based pay to a specific metric. MFS generally supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a satisfactory policy on the matter, or (ii) expressly prohibit the backdating of stock options.

Advisory Votes on Executive Compensation

MFS will analyze advisory votes on executive compensation on a case-by-case basis. MFS will vote against an advisory vote on executive compensation if MFS determines that the issuer has adopted excessive executive compensation practices and will vote in favor of an advisory vote on executive compensation if MFS has not determined that the issuer has adopted excessive executive compensation practices. Examples of excessive executive compensation practices may include, but are not limited to, a pay-for-performance disconnect, employment contract terms such as guaranteed bonus provisions, unwarranted pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, unnecessary perquisites, or the potential reimbursement of excise taxes to an executive in regards to a severance package. In cases where MFS (i) votes against consecutive advisory pay votes, or (ii) determines that a particularly egregious excessive executive compensation practice has occurred, then MFS may also vote against certain or all board nominees.  MFS may also vote against certain or all board nominees if an advisory pay vote for a U.S. issuer is not on the agenda, or the company has not implemented the advisory vote frequency supported by a plurality/ majority of shareholders.

MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

“Golden Parachutes”

From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will support an advisory vote on a severance package on a on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

Shareholders of companies may also submit proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds.  MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders.  These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills,” unless the company already has adopted a clearly satisfactory policy on the matter.  MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met:  (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company's total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).  MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure.  MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Issuance of Stock

There are many legitimate reasons for the issuance of stock.  Nevertheless, as noted above under “Stock Plans,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan.  In addition, MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis.  Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting.  In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.

Written Consent and Special Meetings

The right to call a special meeting or act by written consent can be a powerful tool for shareholders. As such, MFS supports proposals requesting the right for shareholders who hold at least 10% of the issuer’s outstanding stock to call a special meeting. MFS also supports proposals requesting the right for shareholders to act by written consent.

Independent Auditors

MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company.  Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company.  MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor.  MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

Other Business

MFS generally votes against "other business" proposals as the content of any such matter is not known at the time of our vote.

Adjourn Shareholder Meeting

MFS generally supports proposals to adjourn a shareholder meeting if we support the other ballot items on the meeting's agenda. MFS generally votes against proposals to adjourn a meeting if we do not support the other ballot items on the meeting's agenda.

Environmental, Social and Governance (“ESG”) Issues

MFS believes that a company’s ESG practices may have an impact on the company’s long-term economic financial performance and will generally support proposals relating to ESG issues that MFS believes are in the best long-term economic interest of the company’s shareholders.  For those ESG proposals for which a specific policy has not been adopted, MFS considers such ESG proposals on a case-by-case basis.  As a result, it may vote similar proposals differently at various shareholder meetings based on the specific facts and circumstances of such proposal.

MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders (i.e., anti-takeover measures) or that seek to enhance shareholder rights. Many of these governance-related issues, including compensation issues, are outlined within the context of the above guidelines. In addition, MFS typically supports proposals that require an issuer to reimburse successful dissident shareholders (who are not seeking control of the company) for reasonable expenses that such dissident incurred in soliciting an alternative slate of director candidates. MFS also generally supports reasonably crafted shareholder proposals requesting increased disclosure around the company’s use of collateral in derivatives trading.  MFS typically does not support proposals to separate the chairman and CEO positions as we believe that the most beneficial leadership structure of a company should be determined by the company’s board of directors.  However, we will generally support such proposals if we determine there to be governance concerns at the issuer. For any governance-related proposal for which an explicit guideline is not provided above, MFS will consider such proposals on a case-by-case basis and will support such proposals if MFS believes that it is in the best long-term economic interest of the company’s shareholders.

MFS generally supports proposals that request disclosure on the impact of environmental issues on the company’s operations, sales, and capital investments.  However, MFS may not support such proposals based on the facts and circumstances surrounding a specific proposal, including, but not limited to, whether (i) the proposal is unduly costly, restrictive, or burdensome, (ii) the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that environmental matters pose to the company’s operations, sales and capital investments, or (iii) the proposal seeks a level of disclosure that exceeds that provided by the company’s industry peers. MFS will analyze all other environmental proposals on a case-by-case basis and will support such proposals if MFS believes such proposal is in the best long-term economic interest of the company’s shareholders.

MFS will analyze social proposals on a case-by-case basis. MFS will support such proposals if MFS believes that such proposal is in the best long-term economic interest of the company’s shareholders.  Generally, MFS will support shareholder proposals that (i) seek to amend a company’s equal employment opportunity policy to prohibit discrimination based on sexual orientation and gender identity; and (ii) request additional disclosure regarding a company’s political contributions (including trade organizations and lobbying activity) (unless the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that such contributions pose to the company’s operations, sales and capital investments).

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues.  Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

Foreign Issuers

MFS generally supports the election of a director nominee standing for re-election in uncontested or non-contentious elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. Also, certain markets outside of the U.S. have adopted best practice guidelines relating to corporate governance matters (e.g. the United Kingdom’s Corporate Governance Code). Many of these guidelines operate on a “comply or explain” basis. As such, MFS will evaluate any explanations by companies relating to their compliance with a particular corporate governance guideline on a case-by-case basis and may vote against the board nominees or other relevant ballot item if such explanation is not satisfactory.

MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent.

Some international markets have also adopted mandatory requirements for all companies to hold shareholder votes on executive compensation.  MFS will not support such proposals if MFS determines that a company’s executive compensation practices are excessive, considering such factors as the specific market’s best practices that seek to maintain appropriate pay-for-performance alignment and to create long-term shareholder value.

Many other items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law.   Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs (absent any anti-takeover or other concerns). MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.

In accordance with local law or business practices, some foreign companies or custodians prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”).  Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company.  While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date.  Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g. in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent).  Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time.  For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items.  Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

B.	ADMINISTRATIVE PROCEDURES

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments.  The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales.  The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.
Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist.  In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures,  (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); or (v) MFS evaluates a director nominee who also serves as a director of the MFS Funds (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

b.
If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.
If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d.
For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests.  A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

1 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units.  The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

Except as described in the MFS Fund's prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.  If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3. Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”).  Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself.  This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions.  Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS.  The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed.  Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots.  When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system.  The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company.  If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.           Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures.  The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS.  With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices.  In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will rely on research from Glass Lewis to identify such issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote.  In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.2  However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.  Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.           Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

6. Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program.  In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares.  However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted.  If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.           Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest.  From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters.  A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C.           RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee.  All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D.           REPORTS

MFS Funds

MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees of the MFS Funds.  These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”) ; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the

2 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation.  If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues.  Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

All MFS Advisory Clients

MFS may publicly disclose the proxy voting records of certain clients or the votes it casts with respect to certain matters as required by law. At any time, a report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

Effective January 1, 2013, the following sub-section is added directly before the sub-section entitled "Commodity-Related Investments" in Appendix H entitled "Investment Strategies And Risks":

Commodity Pool Operator Regulation. The Trust, on behalf of the Funds included within the Trust, has filed with the National Futures
Association (NFA) a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity
Exchange Act, as amended, and the rules of the CFTC promulgated thereunder with respect to such Funds. As a result, MFS, as adviser to such Funds, is not currently subject to registration or regulation as a CPO with respect to such Funds. However, if in the future a Fund is no longer eligible for this exclusion, the Trust, on behalf of such Fund, would withdraw its notice claiming exclusion from the definition of a CPO, and MFS, as adviser to such Fund, would be subject to registration and regulation as a CPO with respect to such Fund.

Effective July 29, 2012, the sub-section entitled “Futures Contracts” in Appendix H entitled “Investment Strategies and Risks” is restated in its entirety as follows:

Futures Contracts. A futures contract is a standardized agreement between two parties to buy or sell in the future a specific quantity of an asset, currency, interest rate, index, commodity, instrument or other indicator at a specific price and time. The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying indicator or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price. Some financial futures contracts (such as futures on a security) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying indicator unless the contract is held until the settlement date. If a fund is the purchaser or seller of a futures contract, the fund is required to deposit "initial margin" with a futures commission merchant ("FCM") when the futures contract is entered into.  Initial margin is typically calculated as a percentage of the contract's notional amount. Additional variation margin will be required based on changes in the daily market value of the contract.

The risk of loss in trading futures contracts can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a futures contract may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, on the settlement date, an investor may be required to make delivery of the indicators underlying the futures positions it holds.

An investor could suffer losses if it is unable to close out a futures contract because of an illiquid secondary market. Futures contracts may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures position, and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Futures are subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.   For example, an investor could lose margin payments it has deposited with its FCM as well as the net amount of gains not yet paid by the FCM, if the FCM breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the FCM, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the investor.

If MFS attempts to use a futures contract as a hedge against, or as a substitute for, a portfolio investment, the futures position may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Effective July 29, 2012, the sub-section entitled “Swaps and Related Derivatives” in Appendix H entitled “Investment Strategies and Risks” is restated in its entirety as follows:

Swaps.  A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other based on the value of one or more underlying indicators or the difference between underlying indicators.  Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Swaps include  "caps,” “floors,” “collars” and options on swaps, or “swaptions.”  A “cap” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the amount by which a specified fixed or floating rate or other indicator exceeds another rate or indicator (multiplied by a notional amount).  A “floor” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the excess, if any, of a specified rate or other indicator over a different rate or indicator (multiplied by a notional amount). A “collar” transaction is a combination of a cap and a floor in which one party pays the floating amount on the cap and the other party pays the floating amount on the floor.  A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms. Swaps can take many different forms and are known by a variety of names and other types of swaps may be available.

Swaps can be closed out by physical delivery of the underlying indicator(s) or payment of the cash settlement on settlement date, depending on the terms of the particular agreement.  For example, in a typical credit default swap on a specific security, in the event of a credit event one party agrees to pay par on the security while the other party agrees to deliver the security. Other swap agreements provide for cash settlement. For example, in a typical interest rate swap, one party agrees to pay a fixed rate of interest determined by reference to a specified interest rate or index multiplied by a specified amount (the “notional amount”), while the other party agrees to pay an amount equal to a floating rate of interest determined by reference to an interest rate or index which is reset periodically and multiplied by the same notional amount. On each payment date, the obligations of parties are netted against each other, with only the net amount paid by one party to the other.

It may not be possible to close out a swap at any particular time or at an acceptable price. The inability to close swap positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Swaps may be entered into for hedging or non-hedging purposes. If MFS attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the swap may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving swaps can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Legislation has been enacted that will result in numerous regulatory changes related to swaps, including margin, clearing, trading, and reporting requirements. These regulatory changes could materially and adversely affect the ability of the Fund to buy or sell swaps and increase the cost of swaps. In the future, swaps will be required to be subject to initial as well as variation margin requirements. Initial margin is typically calculated as a percentage of the swap's notional amount. Additional variation margin will be required based on changes in the daily market value of the swap.

Swaps may also be subject to liquidity risk because it may not be possible to close out the swap prior to settlement date and an investor would remain obligated to meet margin requirements until the swap is closed. In addition, because the purchase and sale of certain swaps take place in an over-the-counter market and are not centrally cleared, these are subject to the creditworthiness of the counterparty to the swap, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. For these types of swaps, if the counterparty defaults, the other party’s risk of loss generally consists of the net amount of gains that the non-defaulting party is contractually entitled to receive minus any margin deposited by the defaulting party.

Swaps that are centrally cleared will be subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with its FCM as well as the net amount of gains not yet paid by the FCM if the FCM breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the FCM, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the investor.

Swaps can provide exposure to a variety of different types of investments or market factors. The most significant factor in the performance of swaps is the change in the underlying price, rate, index level, or other indicator that determines the amount of payments to be made under the arrangement. The risk of loss in trading swaps can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in swaps, and the potential high volatility of the swaps markets. As a result, a relatively small price movement in a swap may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a swap may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, for physically settled swaps, on the settlement date an investor may be required to make delivery of the indicators underlying the swaps it holds.

Effective July 29, 2012, the sub-section entitled “Warrants” in Appendix H entitled “Investment Strategies and Risks” is restated in its entirety as follows:

Warrants. Warrants are derivative instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants can be physically or cash settled depending on the terms of the warrant and can be issued by the issuer of the underlying equity security or a third party. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.